Income Tax Expense - Additional Information (Detail) - TWD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of income tax expense [Line Items]
Taxable temporary differences not recognized as deferred tax liabilities	$ 1,392,934	$ 1,245,171